Acquisition - Summary of Identifiable Assets Acquired and Liabilities Assumed (Detail) CAD in Millions	May 17, 2017 CAD
Disclosure Of Business Combinations [Line Items]
Total Identifiable Net Assets	CAD 28,262
FCCL [Member]
Disclosure Of Business Combinations [Line Items]
Cash	880
Accounts Receivable and Accrued Revenues	964
Inventories	345
E&E Assets	491
PP&E	22,717
Other Assets	27
Accounts Payable and Accrued Liabilities	(445)
Decommissioning Liabilities	(277)
Other Liabilities	(8)
Deferred Income Taxes	(2,506)
Total Identifiable Net Assets	22,188
Deep Basin [Member]
Disclosure Of Business Combinations [Line Items]
Accounts Receivable and Accrued Revenues	16
Inventories	14
E&E Assets	3,117
PP&E	3,600
Accounts Payable and Accrued Liabilities	(6)
Decommissioning Liabilities	(667)
Total Identifiable Net Assets	CAD 6,074